As filed with the Securities and Exchange Commission on February 2,  2004

Registration No. 333-108288

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 2

(Check appropriate box or boxes)

Exact name of Registrant as Specified in Charter:

Ivy Funds, Inc.
6300 Lamar Avenue
Shawnee Mission, Kansas 66202

Registrant’s Telephone Number: (913) 236-2000

Name and Address of Agent for Service:
Kristen A. Richards
6300 Lamar Avenue
Shawnee Mission, Kansas 66202

Copies to:

Kathleen L. Prudhomme Dorsey & Whitney LLP 50 South Sixth Street, Suite 1500 Minneapolis, MN 55402	Robert R. Leveille Bell, Boyd & Lloyd LLC Three First National Plaza, Suite 3300 Chicago, IL 60602

Approximate Date of Proposed Public Offering: It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

PART C
Item 16. Exhibits.
SIGNATURES
EX-12 Opinion and Consent of Dorsey & Whitney LLP
EX-14(a) Consent of Deloitte & Touche LLP
EX-14(b) Consent of KPMG LLP

PART C

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registration Statement.

(2)	Item 16 to Part C of the Registration Statement and signature page.

(3)	Exhibit 12, Exhibit 14(a) and Exhibit 14(b) to the Registration Statement.

            This Post-Effective Amendment is being filed solely to file the final tax opinions as Exhibit 12 to this Registration Statement on Form N-14.

OTHER INFORMATION

Item 16. Exhibits.

(1)(a)	Articles of Incorporation, as amended, filed by EDGAR on May 16, 1997 as EX-99.B1-charter to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A

(1)(b)	Articles Supplementary, filed by EDGAR on May 16, 1997 as EX-99.B1-wrartsup to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A

(1)(c)	Articles Supplementary (combination of Class B into Class C), filed by EDGAR on April 17, 2000 as EX-99.B(a)wrartsup to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A

(1)(d)	Articles Supplementary, filed by EDGAR on June 30, 2000 as EX-99.B(a)wrartsup to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A

(1)(e)	Articles of Amendment, effective October 2, 2000, filed by EDGAR on June 26, 2001 as EX-99.B(a)wrartamend1 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A

(1)(f)	Articles of Amendment, filed March 1, 2001, filed by EDGAR on June 26, 2001 as EX-99.B(a)wrartamend2 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A

(1)(g)	Articles of Amendment to add the Capital ProtectionPlus Series, filed February 5, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(a)artamend1 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A

(1)(h)	Articles of Amendment to change the name of the Corporation, effective June 30, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(a)artamend2 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A

(2)(a)	Bylaws, as amended, filed by EDGAR on June 27, 1996 as EX-99.B2-wrbylaw to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A

(2)(b)	Amendment to Bylaws filed by EDGAR on April 30, 1999 as EX-99.B(b)-wrbylaw2 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A

(2)(c)	Amendment to Bylaws, dated May 17, 2000, filed by EDGAR on June 26, 2001 as EX-99.B(b)wrbylawamend to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A

(3)	[Not applicable.]

(4)	Form of Agreement and Plan of Reorganization between an Advantus Fund and Registrant (Included as Appendix A to the Prospectus/Proxy Statement comprising Part A of this Registration Statement.)

(5)	Article Fifth of the Articles of Incorporation and Articles II and VIII of the Bylaws each define the rights of shareholders.

(6)(a)	Investment Management Agreement with amended fee schedule to reflect the addition of Science and Technology Fund and High Income Fund, filed by EDGAR on May 16, 1997 as EX-99.B5-wrima to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A

(6)(b)	Fee Schedule (Exhibit A) to the Investment Management Agreement, as amended, filed by EDGAR on April 17, 2000 as EX-99.B(d)wrimafee to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A

(6)(c)	Investment Management Agreement for Capital ProtectionPlus Fund, filed by EDGAR on January 29, 2003 as EX-99.B(d)cpima to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(6)(d)	Subadvisory Contract between Waddell & Reed Investment Management Company and Gartmore Morley Capital Management, Inc. on behalf of Capital

ProtectionPlus Fund, filed by EDGAR on January 29, 2003 as EX-99.B(d)wrfsubadv to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(6)(e)	Assignment of Investment Management Agreement by Waddell & Reed Investment Management Company to Waddell & Reed Ivy Investment Company, effective June 30, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(e)imaassign to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A

(7)(a)	Underwriting Agreement filed by EDGAR on June 27, 1995 as EX-99.B6-wrua to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A

(7)(b)	Amendment to Underwriting Agreement, dated July 24, 2002, filed by EDGAR on January 29, 2003 as EX-99.B(e)wrfuadel to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(7)(c)	Assignment of Underwriting Agreement by Waddell & Reed, Inc. to Ivy Funds Distributor, Inc., effective June 16, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(e)puaassign to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A

(8)	Not applicable.

(9)(a)	Custodian Agreement, as amended, filed by EDGAR on April 17, 2000 as EX-99.B(g)wrca to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A

(9)(b)	Amendment to Custodian Agreement, dated July 1, 2001, filed by EDGAR on January 29, 2003 as EX-99.B(g)wrfcaamend to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A. The Custodian Agreement for W&R Funds, Inc. Asset Strategy Fund is being filed as a representative copy. The Amendments to the Custodian Agreements for all funds in W&R Funds, Inc. are identical.

(9)(c)	Delegation Agreement, dated July 1, 2001, filed by EDGAR on January 29, 2003 as EX-99.B(g)wrfcadel to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A. The Delegation Agreement for W&R Funds, Inc. Asset Strategy Fund is being filed as a representative copy. The Delegation Agreements for all funds in W&R Funds, Inc. are identical.

(9)(d)	Custodian Agreement for Capital ProtectionPlus Fund, filed by EDGAR on January 29, 2003 as EX-99.B(g)cpca to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(9)(e)	Delegation Agreement for Capital ProtectionPlus Fund, filed by EDGAR on January 29, 2003 as EX-99.B(g)cpcadel to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(10)(a)	Distribution and Service Plan for Class Y shares, filed by EDGAR on October 3, 1995 as EX-99.B15-wrdspcy to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A

(10)(b)	Distribution and Service Plan for Class C shares, filed by EDGAR on July 2, 1999 as EX-99.B(m)wrdspc to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A

(10)(c)	Distribution and Service Plan for Class A shares, revised May 16, 2001, filed by EDGAR on June 26, 2001 as EX-99.B(m)wrdspca to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A

(10)(d)	Distribution and Service Plan for Class B shares, filed by EDGAR on June 30, 2000 as EX-99.B(m)wrdspcB to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A

(11)	Opinion and consent of Kirkpatrick & Lockhart LLP with respect to the legality of the securities being registered.(1)

(12)	Opinion and consent of Dorsey & Whitney LLP with respect to tax matters.(4)

(13)(a)	Shareholder Servicing Agreement, as amended August 22, 2001, filed by EDGAR on July 29, 2002 as EX-99.B(h)wrfssa to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A

(13)(b)	Amendment to the Shareholder Servicing Agreement, dated July 24, 2002, filed by EDGAR on January 29, 2003 as EX-99.B(h)wrfssadel to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(13)(c)	Exhibit B to the Shareholder Servicing Agreement, as amended February 19,2003, filed by EDGAR on January 29, 2003 as EX-99.B(h)wrfssaexb to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(13)(d)	Exhibit C to the Shareholder Servicing Agreement, effective August 31, 2002, filed by EDGAR on January 29, 2003 as EX-99.B(h)wrfssaexc to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(13)(e)	Accounting Services Agreement filed by EDGAR on October 3, 1995, as EX-99.B9-wrasa to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A

(13)(f)	Amendment to Accounting Services Agreement, effective September 1, 2000, filed by EDGAR on June 26, 2001 as EX-99.B(h)wrasaamend to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A

(14)(a)	Consent of Deloitte & Touch LLP with respect to financial statements of the Registrant.(4)

(14)(b)	Consent of KPMG LLP with respect to financial statements of the Advantus Funds.(4)

(15)	Not applicable.

(16)	Powers of attorney.(1)

(17)(a)	Form of proxy card.(1)

(17)(b)	Form of buck slip.(2)

(17)(c)	Ivy Funds and Ivy Funds, Inc. Prospectus dated July 1, 2003.(1)

(17)(d)	Ivy Funds and Ivy Funds, Inc. Prospectus Supplement dated July 7, 2003.(1)

(17)(e)	Ivy Funds and Ivy Funds, Inc. Prospectus Supplement dated July 15, 2003.(1)

(17)(f)	Ivy Funds and Ivy Funds, Inc. Prospectus Supplement dated July 25, 2003.(1)

(17)(g)	Ivy Funds and Ivy Funds, Inc. Prospectus Supplement dated August 4, 2003.(1)

(17)(h)	Ivy Funds, Inc. Statement of Additional Information dated July 1, 2003.(1)

(17)(i)	Ivy Funds, Inc. Statement of Additional Information Supplement dated July 15, 2003.(3)

(17)(j)	Ivy Funds, Inc. Statement of Additional Information Supplement dated October 8, 2003.(3)

(17)(k)	Ivy Funds Prospectus for the Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, and Ivy Value Fund (Included as Appendix D to the Prospectus/Proxy Statement comprising Part A of this Registration Statement).

(17)(l)	Ivy Funds Statement of Additional Information for the Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, and Ivy Value Fund.(2)

(17)(m)	Advantus Fixed Income and Blended Funds Prospectus dated January 31, 2003.(1)

(17)(n)	Advantus Fixed Income and Blended Funds Statement of Additional Information dated January 31, 2003.(1)

(17)(o)	Advantus Equity Funds Prospectus dated November 29, 2002.(1)

(17)(p)	Advantus Equity Funds Prospectus Supplement dated February 3, 2003.(1)

(17)(q)	Advantus Fixed Income and Blended Funds and Advantus Equity Funds Prospectus Supplement dated April 24, 2003.(1)

(17)(r)	Advantus Fixed Income and Blended Funds and Advantus Equity Funds Prospectus Supplement dated June 18, 2003.(1)

(17)(s)	Advantus Fixed Income and Blended Funds and Advantus Equity Funds Prospectus Supplement dated August 8, 2003.(1)

(17)(t)	Advantus Fixed Income and Blended Funds and Advantus Equity Funds Prospectus Supplement dated August 20, 2003.(1)

(17)(u)	Advantus Fixed Income and Blended Funds and Advantus Equity Funds Prospectus Supplement dated September 15, 2003.(3)

(17)(v)	Advantus Equity Funds Statement of Additional Information dated November 29, 2003.(1)

(17)(w)	Advantus Equity Funds SAI Supplement dated May 1, 2003.(1)

(17)(x)	Ivy Funds, Inc. Annual Report dated March 31, 2003.(1)

(17)(y)	Advantus Fixed Income and Blended Funds Annual Report for the fiscal year ended September 30, 2002.(1)

(17)(z)	Advantus Fixed Income and Blended Funds Semi-Annual Report for the period ended March 31, 2003.(1)

(17)(aa)	Advantus Equity Funds Annual Report for the fiscal year ended July 31, 2003.(3)

(1)	Filed as an exhibit to the Registrant’s registration statement on Form N-14 filed with the Commission on August 28, 2003.

(2)	Filed as an exhibit to pre-effective amendment number 2 to the Registrant’s registration statement on Form N-14 filed with the Commission on October 14, 2003.

(3)	Filed as an exhibit to post-effective amendment number 1 to the Registrant’s registration statement on Form N-14 filed with the Commission on October 20, 2003.

(4)	Filed herewith.

SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Shawnee Mission, and the state of Kansas on the 2nd day of February, 2004.

Ivy Funds, Inc.

By /s/ Henry J. Herrmann Name: Henry J. Herrmann Title:President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title

/s/ Keith A. Tucker* Keith A. Tucker	Chairman of the Board	February 2, 2004

/s/ Henry J. Herrmann Henry J. Herrmann	President and Director	February 2, 2004

/s/ Theodore W. Howard Theodore W. Howard	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer	February 2, 2004

/s/ Jarold W. Boettcher* Jarold W. Boettcher	Director	February 2, 2004

/s/ James D. Gressett* James D. Gressett	Director	February 2, 2004

/s/ Joseph Harroz, Jr.* Josept Harroz Jr.	Director	February 2, 2004

/s / Glendon E. Johnson* Glendon E. Johnson	Director	February 2, 2004

/s/ Eleanor B. Schwartz* Eleanor B. Schwartz	Director	February 2, 2004

/s/ Michael G. Smith* Michael G. Smith	Director	February 2, 2004

/s/ Edward M. Tighe* Edward M. Tighe	Director	February 2, 2004

*By /s/ Kristen A. Richards Kristen A. Richards Attorney-in-Fact

ATTEST:

/s/ Daniel C. Schulte Daniel C. Schulte Assistant Secretary

* Pursuant to powers of attorney filed as Exhibit 16 to the Registrant's registration statement on Form N–14 filed with the Commission on August 28, 2003.